Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive "compensation actually paid" (or "CAP") to the Company's principal executive officer ("PEO") and non-PEO named executive officers (the "Non-PEO NEOs"), and certain aspects of the financial performances of the Company. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our CD&A.
Pay Versus Performance Table(1)

					Value of Fixed $100 Investment Based on:(4)
Year(2)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Total Shareholder Return ("TSR") ($)	Peer Group TSR ($)(5)	Net Income ($ Millions)
2023	$6,819,189	$22,153,967	$2,633,253	$7,527,058	611.43	111.67	(413)
2022	$5,971,479	$9,969,149	$1,905,190	$3,167,612	198.29	103.78	(570)

Named Executive Officers, Footnote [Text Block]	Dr. Vlad Coric served as the PEO for 2023 and the period from the closing of the Separation on October 3, 2022 through December 31, 2022. Our Non-PEO NEOs for (i) 2023 were Matthew Buten, Kim Gentile and Dr. Bruce Car and (ii) 2022, for the period from the closing of the Separation on October 3, 2022 through December 31, 2022, were Matthew Buten and Dr. Bruce Car.
Peer Group Issuers, Footnote [Text Block]	"Peer Group" represents the S&P Biotechnology ETF, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 6,819,189	$ 5,971,479
PEO Actually Paid Compensation Amount	$ 22,153,967	9,969,149
Adjustment To PEO Compensation, Footnote [Text Block]	These amounts represent compensation paid to Dr. Coric and an average for our Non-PEO NEOs for each corresponding fiscal year in the "Total" column of the Summary Compensation Table, adjusted as follows:

	2023		2022
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$6,819,189	$2,633,253	$5,971,479	$1,905,190
Minus option award value reported in SCT for the covered year	$(4,860,630)	$(1,701,221)	$(4,720,774)	$(1,490,771)
Plus vesting-date fair value of equity awards granted during year that vested during year	$1,215,158	$425,316	$1,180,194	$372,693
Plus year end fair value of equity awards granted during the covered year that remain outstanding and unvested as of last day of the covered year	$5,143,500	$1,800,210	$7,538,250	$2,380,500
Change in fair value from last day of prior year to vesting date of unvested equity awards granted in any prior year that vested during year	$1,339,500	$423,000	$—	$—
Change in fair value from last day of prior year to last day of year of outstanding and unvested equity awards	$12,497,250	$3,946,500	$—	$—
Compensation Actually Paid	$22,153,967	$7,527,058	$9,969,149	$3,167,612

Non-PEO NEO Average Total Compensation Amount	$ 2,633,253	1,905,190
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,527,058	3,167,612
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	These amounts represent compensation paid to Dr. Coric and an average for our Non-PEO NEOs for each corresponding fiscal year in the "Total" column of the Summary Compensation Table, adjusted as follows:

	2023		2022
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$6,819,189	$2,633,253	$5,971,479	$1,905,190
Minus option award value reported in SCT for the covered year	$(4,860,630)	$(1,701,221)	$(4,720,774)	$(1,490,771)
Plus vesting-date fair value of equity awards granted during year that vested during year	$1,215,158	$425,316	$1,180,194	$372,693
Plus year end fair value of equity awards granted during the covered year that remain outstanding and unvested as of last day of the covered year	$5,143,500	$1,800,210	$7,538,250	$2,380,500
Change in fair value from last day of prior year to vesting date of unvested equity awards granted in any prior year that vested during year	$1,339,500	$423,000	$—	$—
Change in fair value from last day of prior year to last day of year of outstanding and unvested equity awards	$12,497,250	$3,946,500	$—	$—
Compensation Actually Paid	$22,153,967	$7,527,058	$9,969,149	$3,167,612

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph below illustrates the relationship between CAP for the PEO and Non-PEO NEOs and our TSR.
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* $100 invested on October 3, 2022, the closing of the Separation, in stock or index, including reinvestment of dividends. Fiscal year ending December 31.

Compensation Actually Paid vs. Net Income [Text Block]	The graph below illustrates the relationship between CAP for the PEO and Non-PEO NEOs and our net loss during the two most recently completed fiscal years.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	At this time, given that we are a research and development company without revenue, we do not use any specific company-selected financial measures for purposes of determining CAP. Similar to many companies in the biotechnology industry, our annual incentive objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. Accordingly, this disclosure does not present a Company-Selected Measure in the table above, nor a Tabular List of our most important financial metrics.
Total Shareholder Return Vs Peer Group [Text Block]
The graph below compares our TSR over the two most recently completed fiscal years to that of the S&P Biotechnology ETF over the same period.
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* $100 invested on October 3, 2022, the closing of the Separation, in stock or index, including reinvestment of dividends. Fiscal year ending December 31.

Total Shareholder Return Amount	$ 611.43	198.29
Peer Group Total Shareholder Return Amount	111.67	103.78
Net Income (Loss)	$ (413)	(570)
PEO Name	Dr. Vlad Coric
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our named executive officers during the applicable years. These amounts reflect the Summary Compensation Table Total with certain adjustments made in accordance with Item 401(v) and as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Total Shareholder Return is cumulative for the measurement periods beginning on October 3, 2022, the closing of the Separation, and ending on December 31 of each 2023 and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Historical stock performance is not necessarily indicative of future stock performance.
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,860,630)	(4,720,774)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,215,158	1,180,194
PEO [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,143,500	7,538,250
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,339,500	0
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,497,250	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,701,221)	(1,490,771)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	425,316	372,693
Non-PEO NEO [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,800,210	2,380,500
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	423,000	0
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,946,500	$ 0